Fair Value of Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,226,058		¥ 1,276,783		¥ 1,005,422
Debt securities | Level 1 | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	161,000		117,000
Debt securities | Foreign | Level 1 | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	60,000		74,000
Equity securities | Foreign | Level 1 | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000		48,000
Equity securities | Level 1 | Japan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	533,000	[1]	606,000	[1]
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	870,000		890,000
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	70,000	[2]	45,000	[2]
Debt securities | Level 2 | Japan | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	40,000	[3]	37,000	[3]
Debt securities | Level 2 | Japan | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,000		28,000
Debt securities | Foreign | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	48,000	[3]	54,000	[3]
Debt securities | Foreign | Level 2 | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,000		6,000
Debt securities | Foreign | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	13,000		17,000
Equity securities | Foreign | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	71,000	[3]	83,000	[3]
Equity securities | Level 2 | Japan | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	67,000	[3]	65,000	[3]
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	355,000		386,000
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	105,000	[4]	102,000	[4]
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	(2,000)	[5]	(6,000)	[5]
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Debt securities | Japan | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	40,000	[3]	37,000	[3]
Debt securities | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	161,000		117,000
Debt securities | Japan | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,000		28,000
Equity securities | Japan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	533,000	[1]	606,000	[1]
Equity securities | Japan | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	67,000	[3]	65,000	[3]
Debt securities | Foreign | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	48,000	[3]	54,000	[3]
Debt securities | Foreign | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	65,000		80,000
Debt securities | Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	13,000		17,000
Equity securities | Foreign | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000		48,000
Equity securities | Foreign | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	71,000	[3]	83,000	[3]
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	105,000	[4]	102,000	[4]
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 68,000		¥ 39,000

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥575 billion and ¥504 billion at March 31, 2010 and 2011, respectively, which are well-diversified across industries.
[2]	Amounts primarily include cash and short-term assets carried at fair value.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
[4]	Investments in this class are measured at conversion value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.